INCOME TAX (CREDIT) CHARGE - Summary of Amounts Recognized In Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Before tax
Cash flow hedge - effective portion of changes in fair value	$ (3,050)	$ 0	$ (3,050)	$ 0
Cash flow hedges - reclassified to profit or loss	2,313	$ 0	2,313	$ 0
Cash flow hedges, before tax	(737)		(737)
Tax (expense) benefit
Cash flow hedge - effective portion of changes in fair value	381		381
Cash flow hedges - reclassified to profit or loss	(289)		(289)
Cash flow hedges	92		92
Net of tax
Cash flow hedge - effective portion of changes in fair value	(2,669)		(2,669)
Cash flow hedges - reclassified to profit or loss	2,024		2,024
Cash flow hedges, net of tax	$ (645)		$ (645)